Intangible Assets, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets, net
($ amounts in thousands)

	June 30, 2013			December 31, 2012
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net
Developed products	$552,700	$(91,216)	$461,484	$552,700	$(33,321)	$519,379
Other product related royalty streams	115,600	(13,766)	101,834	115,600	(5,289)	110,311
IPR&D	608,600	(7,280)	601,320	608,600	(257)	608,343
Par trade name	26,400	—	26,400	26,400	-	26,400
Watson/Actavis Divestiture Products	100,718	(12,059)	88,659	101,200	(3,934)	97,266
Watson/Actavis related IPR&D	14,300	—	14,300	14,300	-	14,300
	$1,418,318	$(124,321)	$1,293,997	$1,418,800	$(42,801)	$1,375,999

($ amounts in thousands)

	December 31, 2012			December 31, 2011
	(Successor)			(Predecessor)
		Accumulated Amortization			Accumulated Amortization
	Cost		Net	Cost		Net
Assets acquired in Anchen Acquisition				$220,800	($2,008)	$218,792
Assets acquired from QOL Medical LLC and MDRNA, Inc.				56,821	(14,290)	42,531
Product purchases, rights and distribution agreements				80,740	(30,394)	50,346
Developed products	$552,700	($33,321)	$519,379
Other product related royalty streams	115,600	(5,289)	110,311
IPR&D	608,600	(257)	608,343
Par trade name	26,400	—	26,400
Watson/Actavis Divestiture Products	101,200	(3,934)	97,266
Watson/Actavis related IPR&D	14,300	—	14,300
	$1,418,800	($42,801)	$1,375,999	$358,361	($46,692)	$311,669

Schedule of Future Amortization Expense
The following table does not include estimated amortization expense for future milestone payments that may be paid and result in the creation of intangible assets after June 30, 2013 and assumes the intangible asset related to the Par trade name as an indefinite lived asset will not be amortized in the future.
($ amounts in thousands)

Estimated
Amortization
Expense
Remainder of 2013	$108,096
2014	186,929
2015	200,261
2016	201,588
2017	195,187
2018 and thereafter	375,536
$1,267,597

The following table does not include estimated amortization expense for future milestone payments that may be paid and result in the creation of intangible assets after December 31, 2012 and assumes the intangible asset related to the Par Trade Name as an indefinite lived asset will not be amortized in the future.

($ amounts in thousands)

Estimated Amortization Expense
2013	$194,500
2014	213,339
2015	224,966
2016	205,417
2017	185,945
2018 and thereafter	325,432
$1,349,599